STOCKHOLDERS' EQUITY (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Class of Warrant or Right [Line Items]
Options Granted	0
Shares Exercised	0
Shares Forfeited/Expired	(7,378)
Options Outstanding	17,888	25,266
Historical Stock Option Plan Activity [Member]
Class of Warrant or Right [Line Items]
Options Authorized		34,880
Options Granted		31,984
Shares Exercised		(782)
Shares Forfeited/Expired		(5,936)
Options Outstanding		25,266
Option Plan 2004 [Member] | Historical Stock Option Plan Activity [Member]
Class of Warrant or Right [Line Items]
Options Authorized		1,190
Options Granted		1,190
Shares Exercised		(562)
Shares Forfeited/Expired		(390)
Options Outstanding		238
Option Plan 2005 [Member] | Historical Stock Option Plan Activity [Member]
Class of Warrant or Right [Line Items]
Options Authorized		1,190
Options Granted		1,190
Shares Exercised		(83)
Shares Forfeited/Expired		(1,107)
Options Outstanding		0
Option Plan 2006 [Member] | Historical Stock Option Plan Activity [Member]
Class of Warrant or Right [Line Items]
Options Authorized		2,620
Options Granted		2,584
Shares Exercised		(53)
Shares Forfeited/Expired		(603)
Options Outstanding		1,928
Option Plan 2007 [Member] | Historical Stock Option Plan Activity [Member]
Class of Warrant or Right [Line Items]
Options Authorized		238
Options Granted		214
Shares Exercised		0
Shares Forfeited/Expired		(36)
Options Outstanding		178
Option Plan 2009 [Member] | Historical Stock Option Plan Activity [Member]
Class of Warrant or Right [Line Items]
Options Authorized		2,381
Options Granted		2,987
Shares Exercised		(84)
Shares Forfeited/Expired		(1,247)
Options Outstanding		1,656
Option Plan 2013 [Member] | Historical Stock Option Plan Activity [Member]
Class of Warrant or Right [Line Items]
Options Authorized		7,553
Options Granted		4,110
Shares Exercised		0
Shares Forfeited/Expired		(1,053)
Options Outstanding		3,057
Option Plan 2015 [Member] | Historical Stock Option Plan Activity [Member]
Class of Warrant or Right [Line Items]
Options Authorized		19,708
Options Granted		19,709
Shares Exercised		0
Shares Forfeited/Expired		(1,500)
Options Outstanding		18,209